UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:



/s/ Robert J. Lukaszewicz       Chicago, Illinois      August 1, 2000
--------------------------     -------------------    ----------------
     (Signature)                   (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               74

Form 13F Information Table Value Total:  $12,527,699,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

FORM 13F INFORMATION TABLE

                              TITLE
                               OF               VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
ABN Amro Holding ADR           COM   000937102    5733    233400   SH        SOLE                233400
AT&T Corp                      COM   001957109  398744  12608525   SH        SOLE              12008498            600027
Abbott Laboratories            COM   002824100  284076   6374771   SH        SOLE               6053571            321200
Aetna Inc                      COM   008117103  192167   2993841   SH        SOLE               2880991            112850
Alcan Aluminum Ltd             COM   013716105  161431   5207455   SH        SOLE               4958755            248700
Allstate Corp Com              COM   020002101  108753   4887788   SH        SOLE               4639488            248300
Associates First Capital Corp  COM   046008108  258771  11597607   SH        SOLE              10994957            602650
Bass PLC ADR                   COM   069904209    7016    606800   SH        SOLE                606800
Bausch and Lomb Inc            COM   071707103   65587    847651   SH        SOLE                818201             29450
Becton Dickinson and Co        COM   075887109  193669   6751010   SH        SOLE               6396410            354600
Bell Atlantic Corp             COM   077853109  433477   8530916   SH        SOLE               8153216            377700
Biomet Inc                     COM   090613100   42250   1099200   SH        SOLE               1051600             47600
Bristol Myers Squibb Co        COM   110122108  377963   6488638   SH        SOLE               6236388            252250
Burlington Northern Santa Fe C COM   12189T104   15253    665000   SH        SOLE                632050             32950
Cable & Wireless PLC ADR       COM   126830207   11844    236584   SH        SOLE                236584
Citigroup Inc                  COM   172967101  380885   6321740   SH        SOLE               6036018            285722
Computer Associates Intl Inc   COM   204912109  325693   6362748   SH        SOLE               6068898            293850
Conoco Inc Cl B                COM   208251405  258722  10533201   SH        SOLE              10104751            428450
Diageo PLC ADR                 COM   25243Q205   10334    290600   SH        SOLE                290600
Dow Chemical                   COM   260543103     254      8400   SH        SOLE                  8400
Edison International           COM   281020107  163924   7996280   SH        SOLE               7594980            401300
Electronic Data Systems Corp   COM   285661104  258293   6261635   SH        SOLE               5985635            276000
Exxon Mobil Corporation        COM   30231G102  332103   4230614   SH        SOLE               4016364            214250
FPL Group Inc                  COM   302571104  185511   3747700   SH        SOLE               3559500            188200
Fannie Mae                     COM   313586109  263946   5057650   SH        SOLE               4801150            256500
Federated Dept Stores          COM   31410H101  182255   5400129   SH        SOLE               5128529            271600
Ford Motor Co                  COM   345370100  396868   9229486   SH        SOLE               8752336            477150
Fox Entertainment Group Inc    COM   35138T107   21123    695400   SH        SOLE                599300             96100
Gateway Inc                    COM   367626108  110486   1946889   SH        SOLE               1848489             98400
General Dynamics Corp          COM   369550108  211392   4045783   SH        SOLE               3916033            129750
General Motors Corp            COM   370442105  404809   6971942   SH        SOLE               6650925            321017
Household International Inc    COM   441815107  266379   6409128   SH        SOLE               6143928            265200
ING Groep N V ADR              COM   456837103    6290     93179   SH        SOLE                 93179
Infonet Services Corp CL B     COM   45666T106    1016     85100   SH        SOLE                 85100
International Business Machine COM   459200101  334656   3054482   SH        SOLE               2900132            154350
Investor AB B Shares           COM     5679591    9911    722000   SH        SOLE                722000
Jefferson Smurfit Group PLC AD COM   47508W107    5054    286750   SH        SOLE                286750
Kimberly Clark Corp            COM   494368103  266231   4640187   SH        SOLE               4406087            234100
Knight Ridder Inc              COM   499040103  185935   3495842   SH        SOLE               3365792            130050
Koninklijke KPN N V Sponsored  COM   780641205    4152     92400   SH        SOLE                 92400
Koninklijke Philips Electronic COM   500472204  570094  12001977   SH        SOLE              11561657            440320
Lucent Technologies Inc        COM   549463107   41645    702872   SH        SOLE                672672             30200
MetLife Inc                    COM   59156R108  323702  15368630   SH        SOLE              14755780            612850
Motorola Inc                   COM   620076109  363058  12492286   SH        SOLE              11939082            553204
National Semiconductor Corp    COM   637640103   11109    195750   SH        SOLE                146950             48800
Newell Rubbermaid Inc          COM   651229106   20420    793000   SH        SOLE                756850             36150
News Corp Ltd Class A Sponsore COM   652487802  344808   7259123   SH        SOLE               6985673            273450
Nordic Baltic Holding AB ADR   COM     5888115    6172    845698   SH        SOLE                845698
Northwest Airlines Corp        COM   667280101     609     18427   SH        SOLE                 18427
Pechiney ADR                   COM   705151207    4341    209200   SH        SOLE                209200
Pharmacia Corporation          COM   71713U102  314349   6081714   SH        SOLE               5836576            245138
Portugal Telecom SA ADR        COM   737273102    5712    507700   SH        SOLE                507700
Procter & Gamble Co            COM   742718109  161602   2822753   SH        SOLE               2629953            192800
Providian Financial Corp       COM   74406A102   33387    370965   SH        SOLE                365765              5200
R.H. Donnelley Corporation     COM   74955W307   38355   1979613   SH        SOLE               1813613            166000
Royal Dutch Petroleum ADR      COM   780257804     554      9000   SH        SOLE                  9000
SKF AB ADR                     COM   784375404    5423    326200   SH        SOLE                326200
Seagram Company Ltd            COM   811850106  307574   5303006   SH        SOLE               5112206            190800
Shell Transport and Trading Co COM   822703609   10881    217900   SH        SOLE                217900
Siemens AG Unsponsored ADR     COM   826197402    5928     39300   SH        SOLE                 39300
TRW Inc                        COM   872649108  175034   4035365   SH        SOLE               3926615            108750
Target Corp                    COM   87612E106  291524   5026266   SH        SOLE               4798116            228150
Texaco Inc                     COM   881694103  354137   6650474   SH        SOLE               6344774            305700
Tricon Global Restaurants Inc  COM   895953107  123632   4376358   SH        SOLE               4155708            220650
Tyco International Ltd         COM   902124106  285204   6020150   SH        SOLE               5667600            352550
US West Inc                    COM   91273H101  303637   3540959   SH        SOLE               3352809            188150
USX Marathon Group             COM   902905827  155995   6224234   SH        SOLE               5898534            325700
Union Carbide Corp             COM   905581104  279158   5639556   SH        SOLE               5371356            268200
Visteon Corporation            COM   92839U107   14624   1206131   SH        SOLE               1143667             62464
Vodafone AirTouch PLC ADR      COM   92857T107  283320   6837293   SH        SOLE               6579043            258250
Wells Fargo and Co             COM   949746101  284041   7330095   SH        SOLE               6972545            357550
Weyerhaeuser Co                COM   962166104  248755   5784994   SH        SOLE               5546794            238200
WorldCom Inc                   COM   98157D106    4587    100000   SH        SOLE                 94900              5100
Zurich Allied AG ADR           COM   98981P101   11372    114800   SH        SOLE                114800
